UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22758

Registrant Name:	PIMCO Dynamic Credit Income Fund

Address of Principal Executive Offices:	1633 Broadway New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna 1633 Broadway New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	December 31, 2013

Date of Reporting Period:	September 30, 2013

Item 1. Schedule of Investments

PIMCO Dynamic Credit Income Fund Schedule of Investments

September 30, 2013 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—56.4%
	Advertising—0.3%
$3,525	inVentiv Health, Inc., 9.00%, 1/15/18 (a)(d)	$3,560,250
5,500	Sitel LLC, 11.00%, 8/1/17 (a)(d)	5,898,750

		9,459,000

	Apparel & Textiles—0.1%
2,000	Quiksilver, Inc., 7.875%, 8/1/18 (a)(b)(d)(k) (acquisition cost—$1,989,660; purchased 7/11/13)	2,095,000

	Auto Components—1.6%
14,332	Commercial Vehicle Group, Inc., 7.875%, 4/15/19	14,403,660
2,000	Cooper-Standard Holding, Inc., 7.375%, 4/1/18, PIK (a)(d)	2,020,000
14,089	Pittsburgh Glass Works LLC, 8.50%, 4/15/16 (a)(d)	14,546,892
	Schaeffler Finance BV,
€4,000	4.25%, 5/15/18	5,485,809
$4,500	4.75%, 5/15/21 (a)(d)	4,387,500
	Schaeffler Holding Finance BV, PIK (a)(d),
5,250	6.875%, 8/15/18 (j)	5,525,625
€5,400	6.875%, 8/15/18	7,679,794

		54,049,280

	Banking—8.6%
	Banco do Brasil S.A. (a)(d)(h),
$10,000	6.25%, 4/15/24	8,275,000
6,000	9.25%, 4/15/23	6,390,000
£2,600	Barclays Bank PLC, 14.00%, 6/15/19 (h)	5,660,792
$36,500	BPCE S.A., 12.50%, 9/30/19 (a)(d)(h)(j)	46,263,750
1,200	CIT Group, Inc., 4.75%, 2/15/15 (a)(d)	1,245,000
25,000	Citigroup, Inc., 5.875%, 2/22/33 (j)	24,961,175
1,300	Eksportfinans ASA, 2.00%, 9/15/15	1,274,000
30,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37 (j)	31,399,980
2,500	ICICI Bank Ltd., 5.00%, 1/15/16	2,581,752
	LBG Capital No. 2 PLC,
€4,000	8.875%, 2/7/20	5,977,434
£4,100	15.00%, 12/21/19 (j)	9,607,773
€7,052	15.00%, 12/21/19	14,029,013
$50,000	Lloyds Bank PLC, 12.00%, 12/16/24 (a)(d)(h)(j)	67,125,000
17,375	Regions Financial Corp., 7.375%, 12/10/37 (j)	18,447,472
€4,000	Societe Generale S.A., 9.375%, 9/4/19 (h)	6,236,641
	UBS AG,
$10,000	7.25%, 2/22/22 (j)(m)	10,765,250
19,000	7.625%, 8/17/22	21,047,554

		281,287,586

	Building Materials—1.2%
2,000	Associated Materials LLC, 9.125%, 11/1/17 (a)(d)	2,135,000
	Cemex Finance LLC (a)(d),
28,500	9.375%, 10/12/22 (j)	31,350,000
1,644	9.50%, 12/14/16	1,752,915
	Corp. GEO S.A.B. de C.V. (a)(d)(f),
5,200	8.875%, 3/27/22	780,000
2,500	9.25%, 6/30/20	375,000
2,500	CPG Merger Sub LLC, 8.00%, 10/1/21 (a)(b)(d)(k) (acquisition cost—$2,500,000; purchased 9/24/13)	2,553,125

		38,946,040

	Chemicals—1.6%
	INEOS Group Holdings S.A.,
4,500	6.125%, 8/15/18 (a)(d)	4,410,000
€6,500	6.50%, 8/15/18	8,650,633
$34,385	Perstorp Holding AB, 8.75%, 5/15/17 (a)(d)(j)	35,846,363
3,500	Phosagro OAO via Phosagro Bond Funding Ltd., 4.204%, 2/13/18 (a)(d)(j)	3,447,500

		52,354,496

	Coal—1.6%
	Mongolian Mining Corp.,
8,675	8.875%, 3/29/17	6,614,687
4,500	8.875%, 3/29/17 (a)(d)	3,431,250

PIMCO Dynamic Credit Income Fund

September 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
$6,000	Walter Energy, Inc., 8.50%, 4/15/21 (a)(d)(j)	$5,040,000
35,104	Westmoreland Coal Co., 10.75%, 2/1/18 (j)	37,912,320

		52,998,257

	Commercial Services—2.4%
12,000	American Residential Services LLC, 12.00%, 4/15/15 (a)(d)	12,180,000
2,250	Ceridian Corp., 11.00%, 3/15/21 (a)(d)	2,615,625
45,650	DynCorp International, Inc., 10.375%, 7/1/17 (j)	47,247,750
11,045	Harland Clarke Holdings Corp., 9.75%, 8/1/18 (a)(d)	11,707,700
4,000	PHH Corp., 6.375%, 8/15/21	3,890,000

		77,641,075

	Distribution/Wholesale—0.4%
2,000	American Builders & Contractors Supply Co., Inc., 5.625%, 4/15/21 (a)(d)	1,972,500
10,000	HD Supply, Inc., 11.50%, 7/15/20	11,950,000

		13,922,500

	Diversified Financial Services—5.8%
20,300	AGFC Capital Trust I, 6.00%, 1/15/67 (converts to FRN on 1/15/17) (a)(d)(j)	16,950,500
13,175	Cantor Fitzgerald L.P., 7.875%, 10/15/19 (a)(d)(j)	13,809,811
	International Lease Finance Corp.,
300	6.75%, 9/1/16 (a)(d)	330,750
3,000	8.625%, 9/15/15 (j)	3,322,500
7,250	Jefferies Finance LLC, 7.375%, 4/1/20 (a)(d)	7,213,750
€16,700	KION Finance S.A., 6.75%, 2/15/20 (j)	24,428,251
$3,200	MPH Intermediate Holding Co. 2, 8.375%, 8/1/18, PIK (a)(d)	3,290,000
26,500	Nationstar Mortgage LLC, 6.50%, 7/1/21 (j)	25,506,250
12,000	Patriot Merger Corp., 9.00%, 7/15/21 (a)(b)(d)(k) (acquisition cost—$12,000,000; purchased 6/19/13)	12,420,000
15,550	SLM Corp., 5.625%, 8/1/33 (j)	12,206,750
	Springleaf Finance Corp.,
€2,900	4.125%, 11/29/13	3,923,596
$19,300	5.40%, 12/1/15 (j)	20,072,000
600	5.75%, 9/15/16	621,000
19,100	6.50%, 9/15/17 (j)	19,768,500
20,900	6.90%, 12/15/17 (j)	21,945,000
4,250	Stearns Holdings, Inc., 9.375%, 8/15/20 (a)(b)(d)(k) (acquisition cost—$4,250,000; purchased 7/30/13)	4,356,250

		190,164,908

	Electric Utilities—2.2%
	Energy Future Intermediate Holding Co. LLC (j),
47,500	10.00%, 12/1/20	50,290,625
15,057	12.25%, 3/1/22 (a)(d)	17,014,410
5,000	Yellowstone Energy L.P., 5.75%, 12/31/26 (a)(b)(d)(g)(k) (acquisition cost—$5,000,000; purchased 4/5/13)	4,766,513

		72,071,548

	Electronics—0.1%
4,000	Flextronics International Ltd., 4.625%, 2/15/20	3,900,000

	Engineering & Construction—0.6%
4,000	Aguila 3 S.A., 7.875%, 1/31/18 (a)(b)(d)(k) (acquisition cost—$4,110,000; purchased 7/30/13)	4,200,000
14,292	Alion Science and Technology Corp., 12.00%, 11/1/14, PIK	14,505,873

		18,705,873

	Food & Beverage—1.0%
7,000	Carolina Beverage Group LLC, 10.625%, 8/1/18 (a)(b)(d)(k) (acquisition cost—$7,134,114; purchased 7/23/13—7/24/13)	7,192,500
24,000	HJ Heinz Finance Co., 7.125%, 8/1/39 (a)(d)(j)	24,720,000

		31,912,500

	Hand/Machine Tools—0.1%
3,000	Milacron LLC, 7.75%, 2/15/21 (a)(d)	3,112,500

	Healthcare-Products—0.7%
11,380	Accellent, Inc., 10.00%, 11/1/17 (j)	10,526,500
9,500	ConvaTec Finance International S.A., 8.25%, 1/15/19, PIK (a)(b)(d)(k) (acquisition cost—$9,405,000; purchased 8/6/13)	9,523,750
€2,200	Ontex IV S.A., 7.50%, 4/15/18	3,117,644

		23,167,894

	Healthcare-Services—0.2%
$372	Apria Healthcare Group, Inc., 12.375%, 11/1/14	375,255
6,000	Tenet Healthcare Corp., 4.50%, 4/1/21	5,647,500

		6,022,755

PIMCO Dynamic Credit Income Fund

September 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Holding Companies-Diversified—0.1%
€2,700	Faenza GmbH, 8.25%, 8/15/21 (a)(d)	$3,762,277

	Household Products/Wares—0.4%
$7,725	Armored Autogroup, Inc., 9.25%, 11/1/18	7,010,438
4,750	Sun Products Corp., 7.75%, 3/15/21 (a)(d)	4,393,750

		11,404,188

	Insurance—1.1%
28,145	American International Group, Inc., 8.175%, 5/15/68 (converts to FRN on 5/15/38) (j)	33,084,447
4,000	Hockey Merger Sub 2, Inc., 7.875%, 10/1/21 (a)(b)(d)(e)(k) (acquisition cost—$4,000,000; purchased 9/17/13)	4,025,000

		37,109,447

	Internet—0.4%
	Ancestry.com, Inc.,
8,250	9.625%, 10/15/18, PIK (a)(b)(d)(k) (acquisition cost—$8,167,500; purchased 9/11/13)	8,291,250
4,100	11.00%, 12/15/20	4,694,500

		12,985,750

	Iron/Steel—0.1%
4,500	Bluescope Steel Ltd., 7.125%, 5/1/18 (a)(d)	4,646,250

	Leisure—0.0%
£700	Soho House Bond Ltd., 9.125%, 10/1/18 (a)(b)(d)(g)(k) (acquisition cost—$1,120,036; purchased 9/20/13—10/4/13)	1,160,194

	Lodging—0.2%
$5,000	Station Casinos LLC, 7.50%, 3/1/21 (j)	5,312,500

	Machinery-Diversified—0.4%
7,500	CNH Capital LLC, 3.625%, 4/15/18	7,500,000
4,100	Gardner Denver, Inc., 6.875%, 8/15/21 (a)(b)(d)(k) (acquisition cost—$4,100,000; purchased 7/22/13—7/24/13)	4,069,250

		11,569,250

	Media—6.2%
£7,000	Arqiva Broadcast Finance PLC, 9.50%, 3/31/20	12,182,230
$17,500	Clear Channel Communications, Inc., 9.00%, 3/1/21 (j)	17,018,750
52,650	McClatchy Co., 9.00%, 12/15/22 (j)	55,809,000
€26,700	Nara Cable Funding II Ltd., 8.50%, 3/1/20 (j)	41,178,062
$58,654	Radio One, Inc., 12.50%, 5/24/16 (j)	59,827,256
10,555	Spanish Broadcasting System, Inc., 12.50%, 4/15/17 (a)(d)	11,663,275
€4,500	Unitymedia KabelBW GmbH, 9.625%, 12/1/19	6,769,664

		204,448,237

	Mining—0.3%
$7,000	Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43 (a)(b)(d)(j)(k) (acquisition cost—$6,968,080; purchased 2/28/13)	6,295,023
3,500	St. Barbara Ltd., 8.875%, 4/15/18 (a)(b)(d)(k) (acquisition cost—$3,482,255; purchased 3/22/13)	3,071,250

		9,366,273

	Miscellaneous Manufacturing—0.0%
1,000	Trinseo Materials Operating SCA, 8.75%, 2/1/19 (a)(d)	997,500

	Oil & Gas—2.9%
16,000	Continental Resources, Inc., 4.50%, 4/15/23	15,780,000
1,280	Denbury Resources, Inc., 4.625%, 7/15/23	1,177,600
	Ecopetrol S.A.,
4,000	4.25%, 9/18/18	4,125,000
9,000	7.375%, 9/18/43	9,765,000
5,000	Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (a)(d)(j)	5,268,750
6,000	Forbes Energy Services Ltd., 9.00%, 6/15/19	6,060,000
3,500	Hiland Partners L.P., 7.25%, 10/1/20 (a)(d)	3,666,250
1,500	LBC Tank Terminals Holding Netherlands BV, 6.875%, 5/15/23 (a)(b)(d)(k) (acquisition cost—$1,500,000; purchased 5/8/13)	1,515,000
20,000	Millennium Offshore Services Superholdings LLC, 9.50%, 2/15/18 (a)(d)	20,750,000
3,000	Murphy Oil USA, Inc., 6.00%, 8/15/23 (a)(b)(d)(k) (acquisition cost—$3,000,000; purchased 8/9/13)	3,000,000
	OGX Austria GmbH (a)(d),
5,000	8.375%, 4/1/22	825,000
40,250	8.50%, 6/1/18	6,641,250
15,000	Penn Virginia Corp., 8.50%, 5/1/20	15,300,000
740	Welltec A/S, 8.00%, 2/1/19 (a)(d)	791,800

		94,665,650

	Paper & Forest Products—2.2%
21,000	Millar Western Forest Products Ltd., 8.50%, 4/1/21 (j)	21,315,000

PIMCO Dynamic Credit Income Fund

September 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
$47,010	Tembec Industries, Inc., 11.25%, 12/15/18 (j)	$51,358,425

		72,673,425

	Pharmaceuticals—0.2%
5,000	Pinnacle Merger Sub, Inc., 9.50%, 10/1/23 (a)(b)(d)(k) (acquisition cost—$5,000,000; purchased 9/18/13)	5,168,750

	Pipelines—0.4%
1,500	Genesis Energy L.P., 5.75%, 2/15/21	1,477,500
4,750	Regency Energy Partners L.P., 4.50%, 11/1/23 (a)(d)	4,322,500
7,000	Sabine Pass Liquefaction LLC, 5.625%, 4/15/23 (a)(d)	6,746,250

		12,546,250

	Retail—0.9%
	Enterprise Inns PLC,
£742	6.50%, 12/6/18	1,237,261
2,360	6.875%, 2/15/21	3,725,015
1,950	6.875%, 5/9/25	3,030,583
$4,000	Logan’s Roadhouse, Inc., 10.75%, 10/15/17	3,690,000
8,000	Outerwall, Inc., 6.00%, 3/15/19 (a)(d)	7,820,000
£8,007	Spirit Issuer PLC, 5.472%, 12/28/34 (m)	11,536,661

		31,039,520

	Software—0.5%
	Activision Blizzard, Inc. (a)(b)(d)(k),
$3,500	5.625%, 9/15/21 (acquisition cost—$3,500,000; purchased 9/12/13)	3,513,125
3,500	6.125%, 9/15/23 (acquisition cost—$3,500,000; purchased 9/12/13)	3,526,250
5,000	BMC Software Finance, Inc., 8.125%, 7/15/21 (a)(b)(d)(j)(k) (acquisition cost—$5,000,000; purchased 8/7/13)	5,212,500
5,000	Healthcare Technology Intermediate, Inc., 7.375%, 9/1/18, PIK (a)(b)(d)(j)(k) (acquisition cost—$5,000,000; purchased 8/1/13)	5,131,250

		17,383,125

	Storage/Warehousing—0.6%
19,000	Algeco Scotsman Global Finance PLC, 8.50%, 10/15/18 (a)(d)(j)	20,187,500

	Telecommunications—10.1%
1,500	Avanti Communications Group PLC, 10.00%, 10/1/19 (a)(b)(d)(e)(g)(k) (acquisition cost—$1,500,000; purchased 9/26/13)	1,501,576
33,300	GCI, Inc., 6.75%, 6/1/21 (j)	31,635,000
	Intelsat Luxembourg S.A. (a)(d)(j),
5,000	6.75%, 6/1/18	5,212,500
17,000	8.125%, 6/1/23	17,998,750
18,000	MetroPCS Wireless, Inc., 6.625%, 4/1/23 (a)(d)(j)	18,112,500
15,000	Sprint Corp., 7.875%, 9/15/23 (a)(b)(d)(k) (acquisition cost—$15,000,000; purchased 9/4/13)	15,337,500
	Verizon Communications, Inc. (j),
10,960	4.50%, 9/15/20	11,674,702
10,300	5.15%, 9/15/23	11,065,733
6,470	6.40%, 9/15/33	7,205,199
10,600	6.55%, 9/15/43	12,007,002
	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (a)(d),
10,000	7.748%, 2/2/21	10,800,000
15,000	9.125%, 4/30/18	17,437,500
25,000	VimpelCom Holdings BV, 5.95%, 2/13/23 (a)(d)	23,766,500
	Virgin Media Secured Finance PLC (j),
£47,379	5.50%, 1/15/21	77,277,174
43,100	6.00%, 4/15/21	71,170,125

		332,201,761

	Tobacco—0.3%
$9,750	Vector Group Ltd., 7.75%, 2/15/21	10,140,000

	Transportation—0.6%
5,727	Aviation Capital Group Corp., 6.75%, 4/6/21 (a)(b)(d)(j)(k) (acquisition cost—$6,196,614; purchased 2/4/13)	6,056,056
€10,000	Hapag-Lloyd AG, 9.00%, 10/15/15	14,205,201

		20,261,257

	Total Corporate Bonds & Notes (cost-$1,870,165,717)	1,850,840,316

SENIOR LOANS (a)(c)—39.0%
	Auto Components—0.3%
$9,100	Keystone Automotive Operations, Inc., 7.00%, 8/13/19 (b)(k) (acquisition cost—$8,963,500; purchased 8/8/13)	9,162,562

	Chemicals—2.2%
	Al Chem & Cy S.C.A.,
4,926	4.50%, 10/3/19, Term B1	4,937,909

PIMCO Dynamic Credit Income Fund

September 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
$2,556	4.50%, 10/3/19, Term B2 (b)(k) (acquisition cost—$2,542,876; purchased 3/12/13)	$562,044
5,000	8.25%, 4/3/20	5,137,500
14,925	Axalta Coating Systems U.S. Holdings, Inc., 4.75%, 2/1/20	14,992,969
24,938	Tronox, Inc., 4.50%, 3/19/20	25,124,531
19,847	Univar, Inc., 5.00%, 6/30/17, Term B	19,184,449

		71,939,402

	Commercial Services—0.9%
29,750	ServiceMaster Corp., 4.25%, 1/31/17	29,031,154

	Computers—2.5%
	Dell, Inc. (e),
40,000	4.50%, 3/24/20, Term B	39,404,160
27,077	5.00%, 11/6/13 (b)(k) (acquisition cost—$26,941,538; purchased 3/8/13)	27,056,309
16,923	6.25%, 11/6/13 (b)(k) (acquisition cost—$16,838,462; purchased 3/8/13)	16,910,193

		83,370,662

	Diversified Financial Services—0.4%
6,983	National Financial Partners Corp., 5.25%, 7/1/20, Term B	7,030,505
5,000	Nuveen Investments, Inc., 4.179%, 5/13/17	4,957,500

		11,988,005

	Entertainment—2.3%
9,581	Caesars Entertainment Operating Co., 5.429%, 1/28/18, Term B6	8,703,436
	Pinnacle Entertainment, Inc.,
2,058	3.75%, 8/14/16, Term B1	2,068,934
3,641	3.75%, 8/14/20, Term B2	3,649,977
39,800	Station Casinos LLC, 5.00%, 3/1/20, Term B	40,148,250
19,838	Zuffa LLC, 4.50%, 2/25/20, Term B	19,887,157

		74,457,754

	Financial Services—0.2%
2,816	Alinta Ltd., 6.375%, 8/13/19, Term B	2,715,477
3,447	Springleaf Finance Corp., 5.50%, 5/10/17, Term B	3,456,145

		6,171,622

	Food & Beverage—4.4%
22,643	Albertson’s, LLC, 4.25%, 3/21/16, Term B	22,742,386
22,234	Candy Intermediate Holdings, Inc., 7.50%, 6/18/18, Term B	21,469,296
100,249	HJ Heinz Co., 3.50%, 6/5/20, Term B2	100,756,309

		144,967,991

	Healthcare-Products—2.4%
£40,000	Alliance Boots Ltd., 3.481%, 7/9/15—7/9/17, Term B	64,396,644
$10,000	Biomet, Inc., 3.679%, 7/25/17, Term B2 (e)	10,040,630
5,000	Rite Aid Corp., 5.75%, 8/21/20	5,126,250

		79,563,524

	Healthcare-Services—2.4%
10,918	Air Medical Group Holdings, Inc., 6.50%, 5/29/18	11,053,969
25,870	American Renal Holdings, Inc., 4.50%, 8/20/19	25,600,512
14,963	Apria Healthcare Group, Inc., 6.75%, 4/5/20	15,130,709
	Catalent Pharma Solutions, Inc.,
9,925	4.25%, 9/15/17, Term B2	9,965,325
2,000	6.50%, 12/31/17	2,007,500
4,975	Covis Pharmaceuticals Holdings, 6.00%, 4/4/19	4,965,672
9,941	United Surgical Partners International, Inc., 4.75%, 4/3/19, Term B	10,027,832

		78,751,519

	Household Products/Wares—0.8%
27,363	Sun Products Corp., 5.50%, 3/18/20	26,564,418

	Insurance—0.7%
14,888	AmWINS Group, Inc., 5.00%, 2/22/20	14,980,547
9,925	Asurion LLC, 4.50%, 5/24/19, Term B1	9,847,902

		24,828,449

	Internet—0.4%
	Ancestry.com, Inc.,
2,475	4.25%, 5/15/18, Term B2	2,470,359
7,270	5.25%, 12/28/18	7,308,344
4,963	WaveDivision Holdings LLC, 4.00%, 10/15/19, Term B (b)(k) (acquisition cost—$4,962,500; purchased 2/7/13)	4,971,805

		14,750,508

PIMCO Dynamic Credit Income Fund

September 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Iron/Steel—0.9%
$29,628	FMG America Finance, Inc., 5.25%, 10/18/17	$29,786,436

	Leisure—0.1%
5,000	Regent Seven Seas Cruises, Inc., 4.75%, 12/21/18, Term B	5,050,000

	Lodging—3.7%
	Hilton Hotels Corp.,
14,828	3.555%, 11/12/14, Term B	14,754,070
62,627	3.682%, 11/12/14, Term C	62,313,789
41,599	3.932%, 11/12/14, Term D	41,442,703
2,500	Playa Resorts Holding B.V., 4.75%, 8/9/19, Term B	2,520,313

		121,030,875

	Machinery—0.3%
10,000	Gardner Denver, Inc., 4.25%, 7/30/20	9,922,220

	Media—1.1%
24,938	CSC Holdings LLC, 2.679%, 4/17/20, Term B	24,695,930
4,763	Foxco Acquisition Sub LLC, 5.50%, 7/14/17, Term B	4,793,691
7,300	Salem Communications Corp., 4.50%, 3/14/20, Term B	7,333,456

		36,823,077

	Mining—1.3%
29,773	Noranda Aluminum Acquisition Corp., 5.75%, 2/28/19, Term B	28,098,551
14,919	Walter Energy, Inc., 5.75%, 4/1/18, Term B	14,371,507

		42,470,058

	Miscellaneous Manufacturing—0.5%
	CPG International, Inc. (e),
11,000	3.75%, 9/4/14 (b)(k) (acquisition cost—$11,000,000; purchased 9/17/13)	10,947,031
5,000	4.75%, 9/30/20, Term B	4,978,125

		15,925,156

	Oil & Gas—1.1%
11,000	NFR Energy LLC, 8.75%, 12/31/18	11,055,000
9,950	Philadelphia Energy Solutions LLC, 6.25%, 4/4/18, Term B (b)(k) (acquisition cost—$9,800,750; purchased 4/3/13)	8,780,875
14,925	Saxon Energy Services, Inc., 5.50%, 2/15/19, Term B	15,008,953

		34,844,828

	Pharmaceuticals—2.1%
7,940	Par Pharmaceutical Companies, Inc., 4.25%, 9/28/19, Term B	7,923,461
10,000	PRA Holdings, Inc., 5.00%, 9/24/20 (e)	9,985,940
49,625	Valeant Pharmaceuticals International, Inc., 4.50%, 8/5/20, Term B	50,051,477

		67,960,878

	Pipelines—1.3%
47,458	NGPL PipeCo LLC, 6.75%, 9/15/17, Term B	42,564,211

	Real Estate—0.5%
16,915	Realogy Corp., 4.50%, 3/5/20	17,055,953

	Real Estate Investment Trust—0.6%
17,248	Equity Office Properties Trust, 1.374%, 2/5/14 (g)	18,367,898

	Retail—0.3%
3,500	Advantage Sales & Marketing, 8.25%, 6/18/18 (b)(k) (acquisition cost—$3,500,000; purchased 2/14/13)	3,548,125
7,500	American Builders & Contractors Supply Co., Inc., 3.50%, 4/16/20, Term B	7,458,750

		11,006,875

	Semiconductors—0.5%
14,925	Freescale Semiconductor, Inc., 5.00%, 3/1/20, Term B4	15,007,013

	Software—1.1%
5,000	Activision Blizzard, Inc., 3.25%, 9/12/20, Term B (e)	5,006,250
	First Data Corp.,
9,500	4.18%, 3/24/17	9,469,125
12,000	4.18%, 3/24/18, Term B	11,917,500
9,950	SunGard Data Systems, Inc., 4.00%, 3/8/20, Term E	10,009,083

		36,401,958

	Telecommunications—3.5%
24,813	Alcatel-Lucent USA, Inc., 5.75%, 1/30/19, Term C	25,070,748
34,725	Intelsat Jackson Holdings Ltd., 4.25%, 4/2/18, Term B1	34,869,762

PIMCO Dynamic Credit Income Fund

September 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
$9,975	Light Tower Fiber LLC, 4.50%, 4/1/20, Term B	$9,993,703
4,848	Syniverse Holdings, Inc., 4.00%, 4/23/19, Term B	4,849,629
39,800	Univision Communications, Inc., 4.50%, 3/1/20, Term C2	39,695,525

		114,479,367

	Transportation—0.2%
6,467	Commercial Barge Line Co., 7.50%—8.50%, 9/23/19, Term B (b)(k) (acquisition cost—$6,338,150; purchased 3/20/13)	6,289,644

	Total Senior Loans (cost—$1,283,075,750)	1,280,534,017

MORTGAGE-BACKED SECURITIES—22.3%
	Adjustable Rate Mortgage Trust, CMO (m),
8,041	4.556%, 3/25/37	6,122,946
2,199	4.639%, 11/25/37 (a)(d)	1,419,003
898	American Home Mortgage Assets Trust, 6.25%, 6/25/37, CMO	560,965
7,259	American Home Mortgage Investment Trust, 6.10%, 1/25/37, CMO (a)(d)	4,826,117
	Banc of America Alternative Loan Trust, CMO,
2,321	6.00%, 11/25/35	2,003,986
3,157	6.00%, 4/25/36	2,405,545
4,110	6.00%, 7/25/46	3,389,053
6,681	6.50%, 2/25/36	5,477,157
	Banc of America Funding Corp., CMO,
6,763	2.614%, 9/20/46 (m)	5,480,287
8,291	5.903%, 8/26/36 (a)(d)(m)	4,611,218
11,050	6.00%, 10/25/37	7,786,166
5,124	Banc of America Large Loan Trust, 2.482%, 11/15/15, CMO (a)(d)(m)	5,134,543
670	Banc of America Mortgage Trust, 6.00%, 10/25/36, CMO	593,843
	BCAP LLC Trust, CMO (a)(d),
10,157	4.875%, 11/27/35 (m)	7,957,813
954	17.00%, 7/26/36	979,979
2,946	Bear Stearns Adjustable Rate Mortgage Trust, 2.42%, 2/25/36, CMO (m)	1,983,013
	Bear Stearns ALT-A Trust, CMO (m),
6,812	0.349%, 8/25/36	3,815,231
7,727	0.679%, 1/25/36	4,579,504
5,328	2.449%, 3/25/36	3,722,140
13,050	2.684%, 4/25/37	8,562,234
9,574	2.721%, 8/25/46	5,707,266
2,945	2.952%, 5/25/36	1,665,549
10,671	5.204%, 9/25/35	8,426,550
8,669	Bear Stearns Mortgage Funding Trust, 7.00%, 8/25/36, CMO	6,865,639
€10,000	Celtic Residential Irish Mortgage Securitisation No. 12 Ltd., 0.423%, 3/18/49, CMO (m)	10,698,666
$24,783	Chase Mortgage Finance Trust, 4.907%, 1/25/36, CMO (m)	23,080,909
15,182	CHL Mortgage Pass-Through Trust, 2.585%, 3/20/36, CMO (m)	15,209,410
	Citigroup Mortgage Loan Trust, Inc., CMO,
2,188	2.569%, 7/25/46 (m)	1,713,737
8,214	2.698%, 7/25/36 (m)	5,124,862
2,247	5.467%, 4/25/37 (m)	1,976,474
1,972	6.50%, 9/25/36 (a)(d)	1,382,301
	Countrywide Alternative Loan Trust, CMO,
612	0.37%, 3/20/47 (m)	427,152
511	0.48%, 11/20/35 (m)	384,256
3,209	0.879%, 10/25/35 (m)	2,447,655
18,903	5.50%, 12/25/35	16,768,004
4,422	5.50%, 2/25/36	3,803,377
4,654	5.50%, 5/25/36	3,836,449
1,048	6.00%, 3/25/35	888,548
1,485	6.00%, 4/25/36	1,225,383
3,188	6.00%, 1/25/37	2,554,089
13,492	6.00%, 2/25/37	10,564,061
31,782	6.00%, 4/25/37	24,834,267
18,708	6.00%, 8/25/37	14,755,661
1,413	6.25%, 12/25/36 (m)	1,139,965
2,298	6.50%, 9/25/37	1,789,669
1,453	Countrywide Asset-Backed Certificates, 0.419%, 4/25/36, CMO (m)	976,423
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO,
56,667	2.049%, 3/25/46 (m)	40,129,025
10,743	6.00%, 1/25/38	9,524,804
760	Credit Suisse First Boston Mortgage Securities Corp., 6.00%, 1/25/36, CMO	588,156
	Credit Suisse Mortgage Capital Certificates,
23,777	2.684%, 10/26/36, CMO (a)(d)(m)	14,171,346
32,140	5.75%, 5/26/37, CMO (a)(d)	27,900,464
7,481	6.046%, 12/29/37, CMO (a)(d)(m)	4,348,023
6,178	6.50%, 5/25/36, CMO	4,512,425
5,706	6.75%, 8/25/36, CMO	4,299,985
970	Credit Suisse Mortgage Capital Certificates Mortgage-Backed Trust, 6.50%, 10/25/21, CMO	819,827
	Debussy DTC 1, CMO (a)(d),
£55,000	5.93%, 7/12/25	92,263,766
10,000	8.25%, 7/12/25	16,856,175

PIMCO Dynamic Credit Income Fund

September 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
$1,873	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, 5.50%, 12/25/35, CMO	$1,602,021
11,744	GSR Mortgage Loan Trust, 5.50%, 11/25/35, CMO	11,225,840
	Harborview Mortgage Loan Trust, CMO (m),
2,068	2.804%, 6/19/45	1,277,890
1,761	5.335%, 6/19/36	1,280,770
8,385	HomeBanc Mortgage Trust, 2.509%, 4/25/37, CMO (m)	4,627,079
22,295	HSI Asset Loan Obligation Trust, 6.00%, 6/25/37, CMO	19,665,109
12,306	Impac Secured Assets Trust, 0.349%, 1/25/37, CMO (m)	9,169,142
	IndyMac Index Mortgage Loan Trust, CMO (m),
501	0.389%, 11/25/36	408,131
2,322	2.946%, 6/25/36	1,718,729
	JPMorgan Alternative Loan Trust, CMO,
1,966	2.665%, 5/25/36 (m)	1,489,756
2,617	6.00%, 12/25/35	2,300,409
1,958	6.05%, 11/25/36 (m)	1,547,511
7,292	JPMorgan Resecuritization Trust, 4.961%, 4/26/36, CMO (a)(d)(m)	3,615,379
11,558	Lehman Mortgage Trust, 6.00%, 1/25/38, CMO	10,861,480
1,118	Lehman XS Trust, 1.079%, 8/25/47, CMO (m)	748,799
3,584	MASTR Adjustable Rate Mortgages Trust, 0.879%, 2/25/36, CMO (m)	2,301,766
20,347	Merrill Lynch Mortgage Investors Trust, 3.019%, 3/25/36, CMO (m)	14,354,792
10,000	Morgan Stanley Capital I, Inc., 5.862%, 7/12/44, CMO (m)	9,993,200
4,216	Morgan Stanley Mortgage Loan Trust, 2.53%, 11/25/37, CMO (m)	3,227,675
	RBSSP Resecuritization Trust, CMO (a)(d),
8,572	2.956%, 9/26/35 (m)	5,238,040
5,067	5.50%, 5/26/36	3,022,099
1,500	9.115%, 6/26/37 (m)	896,414
	Residential Accredit Loans, Inc., CMO,
1,358	0.329%, 2/25/37 (m)	1,035,715
4,332	5.75%, 1/25/34	4,472,706
6,753	6.00%, 12/25/35	5,590,130
3,385	6.00%, 4/25/36	2,703,772
9,338	6.00%, 5/25/36	7,706,137
3,475	6.00%, 6/25/36	2,734,447
6,594	6.00%, 8/25/36	5,017,938
5,118	6.00%, 11/25/36	3,907,779
6,147	6.00%, 3/25/37	4,814,064
10,050	6.25%, 2/25/37	7,931,190
2,577	6.50%, 9/25/37	1,919,291
	Residential Asset Securitization Trust, CMO,
7,116	5.50%, 9/25/35	6,151,346
1,437	6.00%, 2/25/36	1,146,333
2,590	6.00%, 5/25/36	2,239,364
432	6.00%, 2/25/37	341,812
	Residential Funding Mortgage Securities I, CMO,
11,594	5.50%, 3/25/36	10,285,441
2,793	6.00%, 10/25/36	2,557,509
	Sequoia Mortgage Trust, CMO (m),
1,565	0.998%, 2/20/34	1,510,165
1,491	1.961%, 9/20/32	1,397,377
29,833	5.438%, 6/20/37	26,895,435
2,854	Structured Adjustable Rate Mortgage Loan Trust, 2.486%, 4/25/36, CMO (m)	2,494,930
20	Structured Asset Mortgage Investments II Trust, 0.389%, 5/25/46, CMO (m)	14,795
16,749	Structured Asset Securities Corp., 5.50%, 10/25/35, CMO	13,651,348
585	WaMu Mortgage Pass-Through Certificates, 2.454%, 7/25/46, CMO (m)	533,244
	Washington Mutual Mortgage Pass-Through Certificates, CMO,
4,292	0.419%, 1/25/47 (m)	2,507,277
15,821	1.123%, 6/25/46 (m)	8,455,839
3,818	5.75%, 11/25/35	3,077,355
14,294	5.967%, 5/25/36	9,551,440
19,165	6.221%, 7/25/36	9,885,172
3,299	6.449%, 7/25/36	1,700,783
8,849	Wells Fargo Mortgage Loan Trust, 2.783%, 3/27/37, CMO (a)(d)(m)	5,359,983

	Total Mortgage-Backed Securities (cost-$720,241,901)	733,233,209

ASSET-BACKED SECURITIES—8.0%
	Accredited Mortgage Loan Trust (m),
4,520	0.459%, 4/25/36	3,086,871
3,900	0.65%, 9/25/35	3,035,639
3,600	Aircraft Certificate Owner Trust, 7.001%, 9/20/22 (a)(d)(g)	3,634,202
9,000	Ameriquest Mortgage Securities Trust, 0.569%, 3/25/36 (m)	7,118,847
2,868	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, 0.699%, 5/25/34 (m)	2,438,086
42,925	Anthracite CDO I Ltd., 6.00%, 5/24/37 (a)(d)	43,461,815
	Argent Securities Trust (m),
817	0.269%, 7/25/36	314,856
21,958	0.329%, 7/25/36	8,579,762
802	0.329%, 9/25/36	335,795
2,313	Asset Backed Funding Certificates, 1.229%, 3/25/34 (m)	1,796,194
1,334	Bear Stearns Asset-Backed Securities Trust, 3.895%, 10/25/36 (m)	1,150,437
1,700	Carrington Mortgage Loan Trust, 0.259%, 10/25/36 (m)	855,604

PIMCO Dynamic Credit Income Fund

September 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Citigroup Mortgage Loan Trust, Inc. (m),
$650	0.379%, 1/25/37	$527,038
7,000	0.589%, 10/25/35	5,771,094
	Countrywide Asset-Backed Certificates (m),
13,600	0.319%, 7/25/37	9,465,464
7,200	0.819%, 10/25/35	5,329,814
4,500	0.829%, 7/25/35	3,605,026
1,600	0.929%, 3/25/34	1,499,163
378	5.493%, 10/25/46	308,913
8,929	Credit-Based Asset Servicing and Securitization LLC, 0.419%, 5/25/36 (m)	5,420,016
9,357	Fieldstone Mortgage Investment Trust, 0.349%, 7/25/36 (m)	4,818,757
1,800	First Frankin Mortgage Loan Trust, 0.989%, 4/25/35 (a)(d)(m)	1,634,141
5,158	GSAA Trust, 5.058%, 5/25/35	4,339,358
	GSAMP Trust (m),
2,000	0.449%, 4/25/36	1,005,442
1,256	2.729%, 10/25/33	1,158,124
1,380	HSI Asset Securitization Corp. Trust, 0.469%, 11/25/35 (m)	1,114,491
5,100	IndyMac Residential Asset-Backed Trust, 0.419%, 4/25/47 (m)	2,757,075
	JPMorgan Mortgage Acquisition Trust,
2,715	0.329%, 7/25/36 (m)	1,285,232
20,000	5.336%, 10/25/36	15,293,340
2,000	5.54%, 11/25/36	1,819,636
20,265	Lehman XS Trust, 5.473%, 5/25/37 (m)	16,458,074
	Morgan Stanley ABS Capital I, Inc. Trust (m),
12,595	0.329%, 11/25/36	6,893,765
400	0.649%, 7/25/35	337,489
800	Morgan Stanley Home Equity Loan Trust, 0.649%, 8/25/35 (m)	716,234
1,000	New Century Home Equity Loan Trust, 3.179%, 1/25/33 (m)	866,903
	Option One Mortgage Loan Trust (m),
1,000	0.319%, 1/25/37	511,514
975	0.429%, 3/25/37	499,347
2,942	Renaissance Home Equity Loan Trust, 5.612%, 4/25/37	1,615,681
	Residential Asset Securities Corp. (m),
17,800	0.439%, 7/25/36	12,890,030
1,000	0.579%, 12/25/35	873,165
69,323	Saxon Asset Securities Trust, 1.929%, 12/25/37 (a)(b)(d)(k)(m) (acquisition cost—$56,931,791; purchased 7/24/13)	56,966,592
	Soundview Home Equity Loan Trust (m),
4,957	0.329%, 6/25/37	2,584,993
4,725	0.439%, 2/25/37	2,067,516
912	Specialty Underwriting & Residential Finance Trust, 0.529%, 3/25/37 (m)	465,635
	Structured Asset Investment Loan Trust (m),
5,600	0.669%, 8/25/35	4,775,299
1,700	1.079%, 9/25/34	1,598,712
11,800	Wells Fargo Home Equity Asset-Backed Securities, 0.639%, 12/25/35 (m)	9,728,168

	Total Asset-Backed Securities (cost-$263,238,356)	262,809,349

U.S. TREASURY OBLIGATIONS—3.1%
	U.S. Treasury Notes,
99,503	0.25%, 1/31/15 (i)	99,604,095
2,200	2.00%, 7/31/20	2,206,015

	Total U.S. Treasury Obligations (cost-$101,658,580)	101,810,110

Shares

PREFERRED STOCK—1.7%
	Banking—1.2%
40,000	Ally Financial, Inc., 7.00%, 10/30/13 (a)(d)(h)	38,222,500

	Diversified Financial Services—0.5%
170,000	Farm Credit Bank, 6.75%, 9/15/23 (a)(b)(d)(h)(k)(l) (acquisition cost—$17,000,000; purchased 7/16/13)	17,074,375

	Total Preferred Stock (cost-$55,900,000)	55,296,875

Principal Amount (000s)

U.S. GOVERNMENT AGENCY SECURITIES—1.4%
	Fannie Mae, CMO (b),
$37,867	3.00%, 1/25/42—1/25/43, IO	4,798,977
5,238	3.50%, 8/25/32, IO	851,564
4,793	5.821%, 8/25/38, IO (m)	576,255
10,056	5.971%, 2/25/43, IO (m)	2,094,886
10,112	6.461%, 12/25/36, IO (m)	1,509,750
17,320	6.471%, 4/25/37, IO (m)	2,954,271

PIMCO Dynamic Credit Income Fund

September 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
$3,631	8.683%, 10/25/42 (m)	$3,471,821
	Freddie Mac, CMO, IO,
42,612	2.50%, 11/15/27	4,196,704
6,826	3.00%, 2/15/33(b)	1,077,195
9,615	3.50%, 8/15/42(b)	1,758,405
25,559	4.00%, 3/15/27—9/15/39(b)	4,192,355
15,093	5.818%, 8/15/42(b)(m)	3,235,108
7,264	6.018%, 9/15/41—9/15/42(b)(m)	1,531,478
6,600	6.318%, 12/15/34(b)(m)	758,088
	Ginnie Mae, CMO, IO (b),
3,838	3.50%, 6/20/42	659,163
9,925	4.00%, 3/20/42—9/20/42	1,903,235
20,414	4.50%, 10/16/42	4,389,148
5,968	5.94%, 8/20/42(m)	997,198
978	6.018%, 10/16/42(m)	185,145
6,018	6.07%, 12/20/40(m)	1,136,790
7,198	6.47%, 1/20/41(m)	1,573,314
8,815	6.518%, 8/16/39(m)	1,629,710

	T otal U.S. Government Agency Securities (cost-$45,764,338)	45,480,560

MUNICIPAL BONDS—0.6%
	Ohio—0.6%
22,805	Buckeye Tobacco Settlement Financing Auth. Rev., 6.50%, 6/1/47, Ser. A-2 (cost—$21,413,881)	18,564,182

SHORT-TERM INVESTMENTS—3.6%
	U.S. Treasury Obligations—2.8%
10,517	U.S. Treasury Bills, 0.005%-0.124%, 10/3/13-8/21/14 (i)(n)	10,515,261
	U.S. Treasury Notes,
13,400	0.125%, 7/31/14	13,403,926
4,528	0.25%, 3/31/14	4,532,510
25,200	0.25%, 4/30/14(i)(j)	25,227,065
4,000	0.25%, 5/31/14(i)	4,004,452
4,300	0.25%, 6/30/14	4,305,121
1,200	0.50%, 8/15/14	1,204,102
15,200	1.00%, 5/15/14(i)	15,287,278
1,000	1.25%, 4/15/14	1,006,367
5,100	1.875%, 4/30/14	5,153,591
8,000	2.25%, 5/31/14(i)	8,114,840

	Total U.S. Treasury Obligations (cost-$92,718,617)	92,754,513

	Repurchase Agreements—0.8%
27,900	Banc of America Securities LLC, dated 9/30/13, 0.08%, due 10/1/13, proceeds $27,900,062; collateralized by U.S. Treasury Notes, 0.25%, due 9/30/15, valued at $28,465,231 including accrued interest (cost-$27,900,000)	27,900,000

	U.S. Government Agency Securities—0.0%
480	Federal Home Loan Bank Discount Notes, 0.046%, 12/27/13 (n) (cost-$479,948)	479,988

	Total Short-Term Investments (cost—$121,098,565)	121,134,501

	Total Investments, before securities sold short (cost—$4,482,557,088) (o)—136.1%	4,469,703,119

SECURITIES SOLD SHORT—(0.2)%
	Corporate Bonds & Notes—(0.2)%
	Telecommunications—(0.2)%
2,000	Verizon Communications, Inc., 5.15%, 9/15/23	(2,144,280)
1,000	Verizon Communications, Inc., 6.40%, 9/15/33	(1,111,540)
1,500	Verizon Communications, Inc., 6.55%, 9/15/43	(1,691,265)

	Total Securities Sold Short (cost-$4,947,086)	(4,947,085)

	Total Investments, net of securities sold short (cost—$4,477,610,002)—135.9%	4,464,756,034

	Other liabilities in excess of other assets—(35.9)%	(1,180,332,750)

	Net Assets—100.0%	$3,284,423,284

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Centrally cleared swaps and exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Pacific Investment Management Company LLC (the “Sub-Adviser”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Benchmark pricing procedures are used as the basis for setting the base price of a fixed-income security and for subsequently adjusting the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. The validity of the fair value is reviewed by the Sub-Adviser on a periodic basis and may be amended as the availability of market data indicates a material change.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $2,337,704,654, representing 71.2% of net assets.
(b)	Illiquid.
(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on September 30, 2013.
(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	When-issued or delayed-delivery. To be settled/delivered after September 30, 2013.
(f)	In default.
(g)	Fair-Valued—Securities with an aggregate value of $29,430,383, representing 0.9% of net assets.
(h)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(i)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives and/or securities sold short.
(j)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.
(k)	Restricted. The aggregate acquisition cost of such securities is $288,242,826. The aggregate value is $286,250,667, representing 8.7% of net assets.
(l)	Dividend rate is fixed until the first call date and variable thereafter.
(m)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on September 30, 2013.
(n)	Rates reflect the effective yields at purchase date.
(o)	At September 30, 2013, the cost basis of portfolio securities (before securities sold short) for federal income tax purposes was $4,482,592,417. Gross unrealized appreciation was $85,723,523; gross unrealized depreciation was $98,612,821; and net unrealized depreciation was $12,889,298. The difference between book and tax cost was attributable to wash sale loss deferrals.

(p)	Futures contracts outstanding at September 30, 2013:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Short: 5-Year Deliverable Interest Rate Swap Futures	(900)	$(89,213)	12/16/13	$(1,526,753)

(q)	Credit default swap agreements outstanding at September 30, 2013:

OTC sell protection swap agreements(1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(3)	Credit Spread(2)	Termination Date	Payments Received	Value(4)	Upfront Premiums Received	Unrealized Appreciation
BNP Paribas:
Barclays Bank	€5,000	1.82%	6/20/18	3.00%	$367,261	$(15,070)	$382,331

Centrally cleared sell protection swap agreements(1):

Broker (Exchange)/Referenced Debt Issuer	Notional Amount (000s)(3)	Credit Spread(2)	Termination Date	Payments Received	Value(4)	Unrealized Appreciation
Credit Suisse First Boston (ICE):
Dow Jones CDX.HY-20 5-Year Index	$176,000	(1.06)%	6/20/18	5.00%	$10,416,345	$1,217,133
UBS (ICE):
Dow Jones CDX.HY-19 5-Year Index	430,500	(1.07)%	12/20/17	5.00%	30,837,480	21,750,930
Dow Jones CDX.HY-20 5-Year Index	93,100	(1.06)%	6/20/18	5.00%	5,510,010	534,978

					$46,763,835	$23,503,041

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at September 30, 2013 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(r)	Interest rate swap agreements outstanding at September 30, 2013:

Centrally cleared swap agreements:

			Rate Type
Broker (Exchange)	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Value	Unrealized Appreciation (Depreciation)
Citigroup (CME)	$1,600,000	7/31/18	3-Month USD-LIBOR	1.57%	$10,504,411	$10,620,322
UBS (CME)	732,600	6/19/18	1.00%	3-Month USD-LIBOR	13,253,030	10,784,690
UBS (CME)	27,400	9/18/18	1.25%	3-Month USD-LIBOR	361,434	(374,941)
UBS (CME)	850,000	3/20/23	3-Month USD-LIBOR	2.00%	(50,074,806)	(46,970,346)

					$(25,955,931)	$(25,940,275)

(s)	Forward foreign currency contracts outstanding at September 30, 2013:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value September 30, 2013	Unrealized Appreciation (Depreciation)
Purchased:
4,384,000 British Pound settling 10/2/13	Barclays Bank	$6,885,291	$7,097,262	$211,971
39,455,000 British Pound settling 11/20/13	Citigroup	61,741,275	63,849,952	2,108,677
180,426,000 British Pound settling 10/2/13	Deutsche Bank	287,995,982	292,091,831	4,095,849
Sold:
83,080,000 British Pound settling 10/2/13	BNP Paribas	128,911,829	134,498,294	(5,586,465)
1,938,000 British Pound settling 10/2/13	Citigroup	3,028,881	3,137,430	(108,549)
661,000 British Pound settling 11/4/13	Citigroup	1,061,916	1,069,816	(7,900)
98,992,000 British Pound settling 10/2/13	Credit Suisse First Boston	153,482,840	160,258,248	(6,775,408)
180,426,000 British Pound settling 11/4/13	Deutsche Bank	287,924,713	292,016,051	(4,091,338)
800,000 British Pound settling 10/2/13	Goldman Sachs	1,275,140	1,295,121	(19,981)
65,920,000 Euro settling 12/17/13	Citigroup	87,468,391	89,197,594	(1,729,203)
7,028,000 Euro settling 12/17/13	Goldman Sachs	9,393,575	9,509,719	(116,144)

				$(12,018,491)

(t)	At September 30, 2013, the Fund held $950,000 and pledged cash collateral of $119,000 for derivative contracts. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(u)	Open reverse repurchase agreements at September 30, 2013:

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
Barclays Bank	0.40%	9/6/13	10/7/13	$36,291,648	$36,281,684
	0.50	8/13/13	11/5/13	29,215,869	29,196,000
	0.50	9/6/13	12/6/13	22,058,622	22,051,052
	0.65	7/29/13	10/22/13	45,746,802	45,694,000
	0.65	7/31/13	10/22/13	18,169,317	18,149,000
	0.65	8/5/13	11/5/13	37,928,995	37,890,000
	0.65	8/7/13	11/5/13	24,130,940	24,107,000
	0.65	8/14/13	11/5/13	6,478,610	6,473,000
	0.65	8/15/13	11/5/13	16,901,330	16,887,000
	0.65	8/21/13	11/21/13	71,628,986	71,576,000
	0.65	9/25/13	10/17/13	9,782,060	9,781,000
	0.65	9/25/13	12/20/13	33,154,591	33,151,000
Citigroup	0.00	9/9/13	12/31/13	7,097,262	7,097,262
Deutsche Bank	(0.25)	4/29/13	4/29/15	2,960,810	2,964,000
	(0.25)	5/16/13	5/16/15	2,047,039	2,049,000
	0.00	8/15/13	8/14/15	4,037,000	4,037,000
	0.58	8/6/13	10/28/13	19,185,294	19,168,000
	0.58	9/3/13	12/3/13	4,936,226	4,934,000
	0.58	9/4/13	12/3/13	27,446,240	27,434,000
	0.59	9/3/13	12/3/13	4,913,254	4,911,000
	0.59	9/18/13	12/19/13	26,636,674	26,631,000
	0.59	9/26/13	12/23/13	17,814,460	17,813,000
	0.60	7/26/13	10/28/13	17,212,199	17,193,000
	0.60	7/29/13	10/28/13	17,383,523	17,365,000
	0.60	7/31/13	10/28/13	9,802,353	9,792,000
	0.60	8/5/13	10/28/13	16,025,210	16,010,000
	0.60	8/6/13	11/7/13	24,901,219	24,878,000
	0.60	8/13/13	11/7/13	12,677,345	12,667,000
	0.60	8/28/13	10/28/13	51,977,437	51,948,000
Royal Bank of Canada	0.45	7/11/13	10/3/13	48,304,461	48,255,000
	0.57	5/17/13	11/15/13	14,220,780	14,190,000

	0.57%	6/5/13	12/4/13	$9,312,366	$9,295,000
	0.57	7/30/13	12/4/13	3,884,871	3,881,000
	0.585	8/13/13	11/14/13	21,715,268	21,698,000
	0.72	8/23/13	2/20/14	103,727,845	103,647,000
	0.75	5/14/13	11/14/13	39,918,841	39,802,750
Royal Bank of Scotland	0.75	8/20/13	11/20/13	63,927,580	63,873,933
	0.75	9/6/13	12/6/13	73,086,334	73,048,981
UBS	0.40	9/11/13	10/11/13	16,911,757	16,908,000
	0.42	9/18/13	10/3/13	29,556,482	29,552,000
	0.42	9/18/13	12/20/13	10,960,662	10,959,000
	0.42	9/30/13	12/20/13	24,962,000	24,962,000
	0.45	9/11/13	10/11/13	30,529,631	30,522,000

					$1,108,722,662

(v)	The weighted average daily balance of reverse repurchase agreements during the period ended September 30, 2013 was $462,252,863, at a weighted average interest rate of 0.45%. Total value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at September 30, 2013 was $1,171,908,517.

At September 30, 2013, the Fund held Corporate Bonds & Notes and U.S. Treasury Obligations valued at $19,663,244 and $4,662,007, respectively as collateral for open reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

(w)	Sale-buybacks: The weighted average borrowing for sale-buybacks during the period ended September 30, 2013 was $8,170,209 at a weighted average interest rate of 0.09%. There were no open sale-buybacks at September 30, 2013.

(x)	At September 30, 2013, the Fund had the following unfunded loan commitment which could be extended at the option of the borrower:

Borrower	Principal
Alinta Ltd.	$177,763

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities—Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds—Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations—Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon, average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps—Credit default swaps traded over-the-counter (“OTC”) are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. Centrally cleared credit default swaps are valued at the price determined by the relevant exchange. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps—OTC interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads and credit spreads. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at September 30, 2013 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments and Notes to Schedule of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 9/30/13
Investments in Securities—Assets
Corporate Bonds & Notes:
Electric Utilities	$—	$67,305,035	$4,766,513	$72,071,548
Leisure	—	—	1,160,194	1,160,194
Telecommunications	—	330,700,185	1,501,576	332,201,761
All Other	—	1,445,406,813	—	1,445,406,813

Senior Loans:
Auto Components	—	—	$9,162,562	$9,162,562
Real Estate Investment Trust	—	—	18,367,898	18,367,898
All Other	—	1,253,003,557	—	1,253,003,557
Mortgage-Backed Securities	—	733,233,209	—	733,233,209
Asset-Backed Securities	—	259,175,147	3,634,202	262,809,349
U.S. Treasury Obligations	—	101,810,110	—	101,810,110
Preferred Stock	—	55,296,875	—	55,296,875
U.S. Government Agency Securities	—	45,480,560	—	45,480,560
Municipal Bonds	—	18,564,182	—	18,564,182
Short-Term Investments	—	121,134,501	—	121,134,501

	—	4,431,110,174	38,592,945	4,469,703,119

Investment in Securities—Liabilities
Securities Sold Short, at value	—	(4,947,085)	—	(4,947,085)

Other Financial Instruments*—Assets
Credit Contracts	—	23,885,372	—	23,885,372
Foreign Exchange Contracts	—	6,416,497	—	6,416,497
Interest Rate Contracts	—	21,405,012	—	21,405,012

	—	51,706,881	—	51,706,881

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(18,434,988)	—	(18,434,988)
Interest Rate Contracts	$(1,526,753)	(47,345,287)	—	(48,872,040)

	(1,526,753)	(65,780,275)	—	(67,307,028)

Totals	$(1,526,753)	$4,412,089,695	$38,592,945	$4,449,155,887

At September 30, 2013, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended September 30, 2013, was as follows:

	Beginning Balance 1/31/13**	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 9/30/13
Investments in Securities—Assets
Corporate Bonds & Notes:
Electric Utilities	$—	$5,000,000	$—	$—	$—	$(233,487)	$—	$—	$4,766,513
Leisure	—	1,120,036	—	—	—	40,158	—	—	1,160,194
Telecommunications	—	3,000,000	(1,518,000)		18,000	1,576	—	—	1,501,576
Senior Loans:
Auto Components	—	8,963,500	—	2,069	—	196,993	—	—	9,162,562
Real Estate Investment Trust	—	17,938,128	—	(418,656)	—	848,426	—		18,367,898
Asset-Backed Securities	—	3,636,000	—	(304)	—	(1,494)	—	—	3,634,202

Totals	$—	$39,657,664	$(1,518,000)	$(416,891)	$18,000	$852,172	$—	$—	$38,592,945

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2013:

	Ending Balance at 9/30/13	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Corporate Bonds & Notes	$7,428,283	Benchmark Pricing	Security Price Reset	$95.33-$165.74
Senior Loans	$18,367,898	Benchmark Pricing	Security Price Reset	$106.49
	$9,162,562	Third-Party Pricing Vendor	Single Broker Quote	$100.69
Asset-Backed Securities	$3,634,202	Benchmark Pricing	Security Price Reset	$100.95

*	Other financial instruments are derivatives, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Commencement of operations

The net change in unrealized appreciation/depreciation of Level 3 investments held at September 30, 2013 was $852,172.

Glossary:

£—British Pound

CDX.HY—Credit Derivatives Index High Yield

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note

ICE—Intercontinental Exchange

IO—Interest Only

LIBOR—London Inter-Bank Offered Rate

OTC—Over-the-Counter

PIK—Payment-in-Kind

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Dynamic Credit Income Fund

By /s/ Brian S. Shlissel

President & Chief Executive Officer

Date: November 20, 2013

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: November 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel

President & Chief Executive Officer

Date: November 20, 2013

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: November 20, 2013